CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 153,100	¥ 1,052,641,000	¥ 568,720,000	¥ 54,874,000
Cost of revenues:
Funding cost (including RMB1,120, RMB1,235 and RMB458 to a related party, respectively)	(23,472)	(161,384,000)	(78,831,000)	(16,643,000)
Provision for credit losses	(10,241)	(70,411,000)	(115,920,000)	(16,124,000)
Origination and servicing cost (including RMB2,732, RMB2,720 and RMB580 to a related party, respectively)	(47,028)	(323,342,000)	(177,662,000)	(27,087,000)
Cost of revenues	(80,741)	(555,137,000)	(372,413,000)	(59,854,000)
Gross (loss)/profit	72,359	497,504,000	196,307,000	(4,980,000)
Operating expenses:
Sales and marketing expenses (including RMB35,444, RMB18,215 and RMB4,916 to a related party, respectively)	(14,496)	(99,671,000)	(72,076,000)	(72,010,000)
General and administrative expenses (including RMB60,623, RMB45,533 and RMB33,692 to a related party, respectively)	(45,521)	(312,979,000)	(106,323,000)	(72,849,000)
Research and development expenses (including RMB40,975, RMB35,795 and RMB9,499 to a related party, respectively)	(13,816)	(94,989,000)	(71,517,000)	(51,172,000)
Total operating expenses	(73,833)	(507,639,000)	(249,916,000)	(196,031,000)
Operating loss	(1,474)	(10,135,000)	(53,609,000)	(201,011,000)
Change in fair value of convertible loans	(1,389)	(9,552,000)	(7,042,000)
Share of loss from equity method investments	(386)	(2,652,000)	(2,455,000)
Impairment from long-term investments | ¥			(2,000,000)
Other income/(loss), net	1,283	8,822,000	(1,238,000)	684,000
Gain from financial guarantee liabilities	3,112	21,397,000	0	0
(Loss)/income before income tax expense	1,146	7,880,000	(66,344,000)	(200,327,000)
Income tax expense	(831)	(5,709,000)	(18,516,000)	(167,000)
Net (loss)/income	315	2,171,000	(84,860,000)	(200,494,000)
Other comprehensive income:
Foreign currency translation adjustments net of nil tax	4,388	30,173,000	841,000
Total other comprehensive income	4,388	30,173,000	841,000
Total comprehensive (loss)/income	$ 4,703	¥ 32,344,000	¥ (84,019,000)	¥ (200,494,000)
Pro forma net loss per ordinary share (unaudited)
Basic | (per share)	$ (0.10)	¥ (0.72)	¥ (2.07)	¥ (4.23)
Diluted | (per share)	$ (0.10)	¥ (0.72)	¥ (2.07)	¥ (4.23)
Pro forma weighted average number of ordinary shares outstanding (unaudited)
Basic	103,995,794	103,995,794	62,875,631	57,297,427
Diluted	103,995,794	103,995,794	62,875,631	57,297,427
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses	$ (49)	¥ (337,000)	¥ (27,000)	¥ (27,000)
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses	(1,489)	(10,236,000)	(2,470,000)	(1,986,000)
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses	(14,837)	(102,012,000)	(25,263,000)	(21,524,000)
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses	(2,716)	(18,675,000)	(3,258,000)	(2,128,000)
Technical service fees
Revenues:
Total revenues	108,613	746,768,000	425,311,000	34,171,000
Installment service fees
Revenues:
Total revenues	42,335	291,077,000	139,862,000	16,394,000
Wealth management service fees and others
Revenues:
Total revenues	$ 2,152	¥ 14,796,000	¥ 3,547,000	¥ 4,309,000